Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of discontinued operations [Abstract]
Schedule of Results Attributable to Discontinued Operations
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	$ Thousands
Recovery of retained claims	-	-	9,923
Income taxes	-	-	(1,447)
Profit after income taxes	-	-	8,476

Net cash flows provided by investing activities	-	-	8,476